                         TEMPORARY INVESTMENT FUND, INC.
                                 (the "Company")

                                    TempFund

                         Supplement dated April 3, 1998
                      to Prospectus dated January 31, 1998


(1) PNC Institutional Management Corporation ("PIMC"), the Company's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

(2) PNC Bank, as sub-adviser of the Company, provided research, credit analysis and recommendations with respect to the Company's investments, and supplied certain computer facilities, personnel and other services. The facilities, personnel, services and related expenses have been transferred to BIMC; BIMC has assumed PNC Bank's responsibilities under the sub-advisory agreement; and BIMC's obligation to pay a portion of the sub-advisory fee to PNC Bank has been terminated.

                         TEMPORARY INVESTMENT FUND, INC.
                                 (the "Company")

                                    TempCash

                         Supplement dated April 3, 1998
                      to Prospectus dated January 31, 1998


(1) PNC Institutional Management Corporation ("PIMC"), the Company's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

(2) PNC Bank, as sub-adviser of the Company, provided research, credit analysis and recommendations with respect to the Company's investments, and supplied certain computer facilities, personnel and other services. The facilities, personnel, services and related expenses have been transferred to BIMC; BIMC has assumed PNC Bank's responsibilities under the sub-advisory agreement; and BIMC's obligation to pay a portion of the sub-advisory fee to PNC Bank has been terminated.

                         TEMPORARY INVESTMENT FUND, INC.
                                 (the "Company")

           TempCash offered through the USAA Asset Management Account

                         Supplement dated April 3, 1998
                      to Prospectus dated January 31, 1998


(1) PNC Institutional Management Corporation ("PIMC"), the Company's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

(2) PNC Bank, as sub-adviser of the Company, provided research, credit analysis and recommendations with respect to the Company's investments, and supplied certain computer facilities, personnel and other services. The facilities, personnel, services and related expenses have been transferred to BIMC; BIMC has assumed PNC Bank's responsibilities under the sub-advisory agreement; and BIMC's obligation to pay a portion of the sub-advisory fee to PNC Bank has been terminated.

                         TEMPORARY INVESTMENT FUND, INC.
                                 (the "Company")

                             TempCash Dollar Shares

                         Supplement dated April 3, 1998
                      to Prospectus dated January 31, 1998


(1) PNC Institutional Management Corporation ("PIMC"), the Company's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

(2) PNC Bank, as sub-adviser of the Company, provided research, credit analysis and recommendations with respect to the Company's investments, and supplied certain computer facilities, personnel and other services. The facilities, personnel, services and related expenses have been transferred to BIMC; BIMC has assumed PNC Bank's responsibilities under the sub-advisory agreement; and BIMC's obligation to pay a portion of the sub-advisory fee to PNC Bank has been terminated.

                         TEMPORARY INVESTMENT FUND, INC.
                                 (the "Company")

                     TempCash Dollar Shares offered through
                          the Union Bank of Switzerland

                         Supplement dated April 3, 1998
                      to Prospectus dated January 31, 1998


(1) PNC Institutional Management Corporation ("PIMC"), the Company's investment adviser, has changed its name to BlackRock Institutional Management Corporation ("BIMC").

(2) PNC Bank, as sub-adviser of the Company, provided research, credit analysis and recommendations with respect to the Company's investments, and supplied certain computer facilities, personnel and other services. The facilities, personnel, services and related expenses have been transferred to BIMC; BIMC has assumed PNC Bank's responsibilities under the sub-advisory agreement; and BIMC's obligation to pay a portion of the sub-advisory fee to PNC Bank has been terminated.